Equity - Summary of Financial Information of Non-controlling Interests (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income statement
Sales	£ 18,432	£ 18,114	£ 15,641
Net sales	12,163	12,050	10,485
Profit for the year	3,144	2,772	2,362
Other comprehensive (loss)/income	(276)	651	109
Total comprehensive (loss)/income	2,868	3,423	2,471
Attributable to non-controlling interests	53	148	288
Balance sheet
Non-current assets	21,024	20,196
Current assets	8,691	8,652
Non-current liabilities	(11,642)	(10,160)
Current liabilities	(6,360)	(6,660)
Net assets	11,713	12,028
Attributable to non-controlling interests	1,765	1,715
Cash flow
Net cash inflow from operating activities	3,084	3,132	2,548
Net cash (outflow)/inflow from investing activities	(1,151)	(552)	596
Net cash outflow from financing activities	(2,118)	(2,458)	(2,801)
Net increase in cash and cash equivalents	(185)	122	343
Exchange differences	(39)	(14)	84
United Spirits Limited [member]
Income statement
Sales	3,075
Net sales	981
Profit for the year	47
Other comprehensive (loss)/income	(130)
Total comprehensive (loss)/income	(83)
Attributable to non-controlling interests	(36)
Balance sheet
Non-current assets	2,223
Current assets	653
Non-current liabilities	(509)
Current liabilities	(572)
Net assets	1,795
Attributable to non-controlling interests	788
Cash flow
Net cash inflow from operating activities	83
Net cash (outflow)/inflow from investing activities	(8)
Net cash outflow from financing activities	(70)
Net increase in cash and cash equivalents	5
Exchange differences	(1)
Ketel One and Others [member]
Income statement
Sales	1,851
Net sales	1,450
Profit for the year	197
Other comprehensive (loss)/income	(33)
Total comprehensive (loss)/income	164
Attributable to non-controlling interests	89
Balance sheet
Non-current assets	2,750
Current assets	731
Non-current liabilities	(916)
Current liabilities	(611)
Net assets	1,954
Attributable to non-controlling interests	977
Cash flow
Net cash inflow from operating activities	251
Net cash (outflow)/inflow from investing activities	(128)
Net cash outflow from financing activities	(94)
Net increase in cash and cash equivalents	29
Exchange differences	(1)
Dividends payable to non-controlling interests	(101)
Entities Value For Subsidiary [member]
Income statement
Sales	4,926	4,844	4,023
Net sales	2,431	2,412	2,138
Profit for the year	244	229	251
Other comprehensive (loss)/income	(163)	116	399
Total comprehensive (loss)/income	81	345	650
Attributable to non-controlling interests	53	148	290
Balance sheet
Non-current assets	4,973	4,975	4,825
Current assets	1,384	1,222	1,188
Non-current liabilities	(1,425)	(1,327)	(1,339)
Current liabilities	(1,183)	(1,199)	(1,193)
Net assets	3,749	3,671	3,481
Attributable to non-controlling interests	1,765	1,715	1,650
Cash flow
Net cash inflow from operating activities	334	355	245
Net cash (outflow)/inflow from investing activities	(136)	(86)	17
Net cash outflow from financing activities	(164)	(172)	(212)
Net increase in cash and cash equivalents	34	97	50
Exchange differences	(2)	(3)	(1)
Dividends payable to non-controlling interests	£ (101)	£ (83)	£ (101)